SHORT-TERM INVESTMENTS - Summary of Short-Term Investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of short-term investments
Mutual Investment Funds	[1]	R$ 896,212	R$ 817,253
Certificate of bank deposits		0	292,878
Treasury bills	[2]	646,586	505,152
Government bonds (LFT)	[3]	435,898	864,940
DBV fund		36,921	16,104
Restricted cash		44	40,425
Total short-term investments		2,015,661	2,536,752
Current		1,978,740	2,520,648
Non-current		R$ 36,921	R$ 16,104

[1]	Mutual investment funds refer to the investments of some subsidiaries of the Company, which are concentrated in the Natura entities of the Hispanic America mainly in Argentina, Chile, Colombia and Mexico.
[2]	As of December 31, 2021, investments in Treasury bills are remunerated at an average rate of 120.0% of the CDI (136.6% as of December 31, 2020).
[3]	As of December 31, 2021, investments in Government securities (LFT) are remunerated at an average rate of 102.0% of the CDI (105.9% of the CDI as of December 31, 2020).